Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Central Index Key	0001588084
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	1,132,658
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-36885
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	No. 10 Cen Shan Road
Entity Address Address Line 2	Shuige Industrial Zone
Entity Address City Or Town	Lishui City
Entity Address Country	CN
Entity Address Postal Zip Code	323000
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Form 20-F/A”) amends the annual report on Form 20-F of Tantech Holdings Ltd (the “Company,” “we” or “our”) for the fiscal year ended December 31, 2024, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on May 15, 2025 (the “Form 20-F”). This Form 20-F/A is being filed in response to the comment letter dated September 2, 2025 (the “SEC Comment Letter”) from the staff of the SEC and relates to matters discussed in the SEC Comment Letter. Item 3, Key Information, of Part I in the Form 20-F is amended by this Form 20-F/A to include the revised disclosures regarding the risks to our investors related to the Company’s corporate structure and being based in or having the majority of the company’s operations in China. Items 17 and 18, Financial Statements, of Part III are amended by this Form 20-F/A to include a revised Report of Independent Registered Public Accounting Firm, and the Consolidated Financial Statements (the “Financial Statements”) and the revised notes to the Financial Statements in response to the SEC Comments. Item 19 of Part III in the Form 20-F is amended by the filing of new exhibits regarding a promissory note dated August 1, 2024 and related note purchase agreement, CEO and CFO certification, and the auditor’s consent letter in this Form 20-F/A. This Amendment on Form 20-F/A speaks as of the filing date of the Form 20-F on May 15, 2025. Other than as set forth herein, the Form 20-F/A does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F or reflect any events that have occurred since May 15, 2025.
Icfr Auditor Attestation Flag	false
Auditor Name	YCM CPA INC.
Auditor Location	Irvine, California
Auditor Firm Id	6781
Security 12b Title	Common shares
Trading Symbol	TANH
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	No. 10 Cen Shan Road
Entity Address Address Line 2	Shuige Industrial Zone
Entity Address City Or Town	Lishui City
Entity Address Country	CN
Entity Address Postal Zip Code	323000
City Area Code	86
Local Phone Number	578-226-2305
Phone Fax Number Description	86-578-226-2360
Contact Personnel Email Address	tantech@tantech.cn
Contact Personnel Name	Mr. Weilin Zhang